SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 26, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Reverse stock split	1-for-400 reverse stock split
Dilutive shares of common stock equivalents		0	0	0	0
Cash equivalents		$ 0		$ 0